REDEEMABLE NONCONTROLLING INTEREST - Investment in Yiyun (Details) - Yiyun Hongtu (Shanghai) Big Data Technology Co., Ltd ¥ in Millions	1 Months Ended
Jan. 31, 2025 CNY (¥) item
REDEEMABLE NONCONTROLLING INTEREST
Number of put options prescribed	2
Number of times of EBITDA of acquiree entity used to calculate price	10
Total transaction price | ¥	¥ 218.3